UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

November 30, 2008

1.810713.104

EXF-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.7%
Hotels, Restaurants & Leisure - 3.8%
International Game Technology	1,300,000	$ 13,923
McDonald's Corp.	1,281,000	75,259
		89,182
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	858,300	36,649
Media - 2.1%
The Walt Disney Co.	2,191,400	49,350
Textiles, Apparel & Luxury Goods - 1.2%
Polo Ralph Lauren Corp. Class A	629,835	27,209
TOTAL CONSUMER DISCRETIONARY		202,390
CONSUMER STAPLES - 9.5%
Food & Staples Retailing - 1.7%
Tesco PLC	8,502,225	38,755
Household Products - 4.3%
Procter & Gamble Co.	1,566,700	100,817
Tobacco - 3.5%
Philip Morris International, Inc.	1,905,200	80,323
TOTAL CONSUMER STAPLES		219,895
ENERGY - 15.7%
Energy Equipment & Services - 3.6%
National Oilwell Varco, Inc. (a)	1,499,724	42,427
Schlumberger Ltd. (NY Shares)	810,100	41,104
		83,531
Oil, Gas & Consumable Fuels - 12.1%
Apache Corp.	347,000	26,823
Canadian Natural Resources Ltd.	1,441,600	59,664
Hess Corp.	1,149,401	62,114
Noble Energy, Inc.	540,000	28,231
Occidental Petroleum Corp.	1,122,000	60,745
Ultra Petroleum Corp. (a)	1,065,500	43,291
		280,868
TOTAL ENERGY		364,399
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 14.4%
Commercial Banks - 3.1%
Wells Fargo & Co.	2,504,300	$ 72,349
Diversified Financial Services - 4.3%
BM&F BOVESPA SA	1,162,643	2,579
CME Group, Inc.	119,700	25,370
GP Investments, Ltd. unit	4,321,020	10,272
JPMorgan Chase & Co.	1,962,000	62,117
		100,338
Insurance - 7.0%
ACE Ltd.	1,164,970	60,870
Arch Capital Group Ltd. (a)	380,000	25,760
Berkshire Hathaway, Inc. Class B (a)	21,626	75,669
		162,299
TOTAL FINANCIALS		334,986
HEALTH CARE - 14.5%
Biotechnology - 4.8%
Genentech, Inc. (a)	1,464,400	112,175
Health Care Equipment & Supplies - 1.2%
C.R. Bard, Inc.	325,000	26,660
Pharmaceuticals - 8.5%
Allergan, Inc.	1,265,600	47,688
Barr Pharmaceuticals, Inc. (a)	400,000	26,156
Johnson & Johnson	1,420,000	83,184
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	930,000	40,130
		197,158
TOTAL HEALTH CARE		335,993
INDUSTRIALS - 5.3%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	587,800	45,325
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	425,000	24,480
Electrical Equipment - 1.8%
Cooper Industries Ltd. Class A	1,740,518	42,016
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.4%
Experian PLC	1,664,197	$ 10,119
TOTAL INDUSTRIALS		121,940
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 4.1%
Cisco Systems, Inc. (a)	2,810,000	46,477
QUALCOMM, Inc.	1,413,100	47,438
		93,915
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	1,213,500	42,812
Internet Software & Services - 3.6%
Google, Inc. Class A (sub. vtg.) (a)	285,820	83,734
IT Services - 2.1%
Visa, Inc.	908,200	47,735
Semiconductors & Semiconductor Equipment - 5.9%
Applied Materials, Inc.	4,424,900	42,391
Microchip Technology, Inc. (d)	2,392,000	44,252
Taiwan Semiconductor Manufacturing Co. Ltd.	20,295,000	25,313
Texas Instruments, Inc.	1,570,900	24,459
		136,415
Software - 0.0%
Convera Corp. Class A (a)	2,040,742	918
TOTAL INFORMATION TECHNOLOGY		405,529
MATERIALS - 5.5%
Chemicals - 3.0%
Monsanto Co.	876,600	69,427
Metals & Mining - 2.5%
Goldcorp, Inc.	2,198,400	59,445
TOTAL MATERIALS		128,872
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc. (a)(d)	1,332,956	7,331
TOTAL COMMON STOCKS (Cost $2,491,160)		2,121,335
Preferred Stocks - 1.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.5%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Ning, Inc. Series D 8.00% (a)(f)	1,398,601	$ 5,497
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc. 8.00% (a)(f)	910,747	5,001
MATERIALS - 1.1%
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	600,000	24,854
TOTAL CONVERTIBLE PREFERRED STOCKS		35,352
Nonconvertible Preferred Stocks - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Slide, Inc. Series D (a)(f)	2,191,637	2,718
TOTAL PREFERRED STOCKS (Cost $47,961)		38,070
Corporate Bonds - 2.2%
	Principal Amount (000s)
Convertible Bonds - 1.9%
HEALTH CARE - 1.1%
Biotechnology - 1.1%
Amylin Pharmaceuticals, Inc. 3% 6/15/14	$ 62,000	26,263
INDUSTRIALS - 0.4%
Airlines - 0.4%
AMR Corp. 4.5% 2/15/24	9,880	9,361
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Cogent Communications Group, Inc.:
1% 6/15/27 (e)	$ 9,940	$ 4,854
1% 6/15/27	8,818	4,306
		9,160
TOTAL CONVERTIBLE BONDS		44,784
Nonconvertible Bonds - 0.3%
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. 8.875% 12/15/14	15,850	5,468
TOTAL CORPORATE BONDS (Cost $71,478)		50,252
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	125,288,206	125,288
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	81,145,350	81,145
TOTAL MONEY MARKET FUNDS (Cost $206,433)		206,433
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $2,817,032)		2,416,090
NET OTHER ASSETS - (4.1)%		(94,800)
NET ASSETS - 100%		$ 2,321,290
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,854,000 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,216,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Slide, Inc. Series D	1/14/08	$ 10,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 538
Fidelity Securities Lending Cash Central Fund	347
Total	$ 885
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ 30,228	$ -	$ 9,926	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,416,090	$ 2,253,581	$ 149,293	$ 13,216
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 25,001
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11,785)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 13,216

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,825,363,000. Net unrealized depreciation aggregated $409,273,000, of which $136,325,000 related to appreciated investment securities and $545,598,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2009